HISTORICAL LOSS AND LAE DEVELOPMENT (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	$ (64,583)	$ (110,061)	$ (83,243)
Casualty
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(40,449)	(83,892)	(64,602)
Casualty | Asbestos and environmental exposures
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development		1,500
Casualty | Personal umbrella
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(11,500)	(7,700)	(17,700)
Casualty | Transportation
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	3,200	(6,900)	(11,600)
Casualty | Executive products
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	2,200		(9,100)
Casualty | General liability
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(14,200)	(37,300)
Casualty | Program business
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(9,200)
Casualty | Runoff casualty business
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(4,600)	(6,200)
Casualty | Commercial umbrella products
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(4,900)	(15,100)
Property
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(16,800)	(18,453)	(8,271)
Property | Northridge earthquake
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development		(7,000)
Property | Prior year hurricanes and floods
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(3,500)
Property | Marine business
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(12,100)	(8,500)	(4,600)
Surety
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	(7,334)	(7,716)	(10,370)
Surety | Contract surety product
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development	2,600	(3,900)	(5,400)
Surety | Energy surety product
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development		(2,200)
Surety | Commercial surety product
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development		$ (2,000)	$ (3,700)